Vessels	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels

5. Vessels

Acquisitions

On April 28, 2025 and on June 5, 2025, the Company took delivery of its newbuilding DP2 shuttle tanker Athens 04 (Adrian Maritime Ltd) and its suezmax tanker Dr Irene Tsakos (Scout Shiptrade Ltd), for an aggregate cost of $229,658. On January 11, 2024 and January 19, 2024, the Company took delivery of its newbuilding aframax tankers Chios DF (Simel Navigation Co.) and Ithaki DF (Torvi Marine Corp.), respectively, for an aggregate cost of $156,649. During the first half of 2024, the Company acquired four aframax tankers DF Montmartre (Pink Diamond Sea Inc.), Alpes (Ortsa Oceanway Corp.), DF Mystras (Palermo Enterprises Corp.), Aspen (Quartz Maritime Limited), and the suezmax tanker Popi Sazaklis (Soho Shipping & Trading Co.), for an aggregate cost of $350,000.

Vessels held for sale

As of June 30, 2025, the Company considered that the handysize tankers Aegeas and Andromeda and the aframax tanker Ise Princess met the criteria enumerated under ASC 360 “Property, Plant, and Equipment” to be classified as held for sale.

At December 31, 2024, there were no vessels held for sale.

Sales

During the second quarter of 2025, there were no vessel sales. During the second quarter of 2024, the Company sold its suezmax tanker Euronike, the aframax tankers Izumo Princess and Nippon Princess and its LNG carrier Neo Energy, realizing total net gain of $32,495.

During the first half of 2025, the Company sold its suezmax tanker Pentathlon, realizing total gain of $3,553.

During the first half of 2024, the Company sold its suezmax tankers Eurochampion 2004 and Euronike, the aframax tankers Izumo Princess and Nippon Princess and its LNG carrier Neo Energy, realizing total net gain of $48,662.

Impairment

As of June 30, 2025, and December 31, 2024, the Company reviewed the carrying amount including any unamortized dry-docking costs in connection with the estimated recoverable amount and the probability of sale for each of its vessels, vessels under construction, vessels held for sale and right-of-use-assets. As of June 30, 2025, and December 31, 2024, this review did not indicate an impairment charge.